Segment Data (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 67,824	$ 57,641	$ 60,572	$ 56,293	$ 58,380	$ 50,888	$ 51,964	$ 52,873	$ 242,330	$ 214,105	$ 210,753
Depreciation									14,400	14,800	14,000
Operating Income (Loss)	(23,240)	(232,559)	(13,181)	(13,226)	11,784	(2,263)	(426)	2,722	(282,206)	11,817	(734)
Property, Plant and Equipment, Net	70,515				41,482				70,515	41,482
Concentration risk percentage									10.00%
DistributorConversionCharges	800	700	1,100	1,200	1,200	1,200	600
Asset Impairment Charges	0	206,249	0	0					206,249	0	0
Payments for Legal Settlements					15,000	0	0	0	0	15,000	0
Interest Expense Income, Net									16,040	10,113	6,381
Other Nonoperating Income (Expense)									67,843	(5,089)	(4,241)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									(230,403)	(3,385)	(11,356)
Payments to Acquire Property, Plant, and Equipment									37,530	19,323	46,957
International Segment [Member]
Segment Reporting Information [Line Items]
Net sales									64,682	47,994	44,297
UNITED STATES
Segment Reporting Information [Line Items]
Net sales									177,648	166,111	166,456
Property, Plant and Equipment, Net	61,179				36,271				61,179	36,271
Europe
Segment Reporting Information [Line Items]
Net sales									31,210	22,044	21,405
Property, Plant and Equipment, Net	6,581				3,102				6,581	3,102
Other
Segment Reporting Information [Line Items]
Net sales									33,472	25,950	22,892
Property, Plant and Equipment, Net	2,755				2,109				2,755	2,109
Foot and Ankle [Member] | International Segment [Member]
Segment Reporting Information [Line Items]
Net sales									35,020	23,493	19,249
Foot and Ankle [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Net sales									115,642	99,403	88,484
Upper Extremities [Member] | International Segment [Member]
Segment Reporting Information [Line Items]
Net sales									7,240	7,808	8,039
Upper Extremities [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Net sales									17,423	17,170	19,704
Biologics [Member] | International Segment [Member]
Segment Reporting Information [Line Items]
Net sales									17,231	13,036	12,995
Biologics [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Net sales									42,561	47,459	56,414
Other Extremities [Member] | International Segment [Member]
Segment Reporting Information [Line Items]
Net sales									5,191	3,657	4,014
Other Extremities [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Net sales									2,022	2,079	1,854
Othorecon [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment									11,700	8,200	18,900
UNITED STATES
Segment Reporting Information [Line Items]
Net sales									177,648	166,111	166,456
Depreciation									8,838	9,622	9,192
AmortizationExpenseWithoutDistributorConversion									3,507	2,471	2,412
Operating Income (Loss)									26,268	39,810	39,699
Payments to Acquire Property, Plant, and Equipment									18,316	5,394	12,434
International Segment [Member]
Segment Reporting Information [Line Items]
Net sales									64,682	47,994	44,297
Depreciation									2,364	1,764	1,684
AmortizationExpenseWithoutDistributorConversion									644	0	0
Operating Income (Loss)									4,761	8,467	7,295
Payments to Acquire Property, Plant, and Equipment									2,143	2,083	2,634
BioMimetics [Member]
Segment Reporting Information [Line Items]
Net sales									0	0	0
Depreciation									394	0	0
AmortizationExpenseWithoutDistributorConversion									523	0	0
Operating Income (Loss)									(12,741)	0	0
Payments to Acquire Property, Plant, and Equipment									0		0
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Net sales									0	0	0
Depreciation									2,788	3,429	3,121
AmortizationExpenseWithoutDistributorConversion									0	0	0
Operating Income (Loss)									(52,949)	(46,099)	(14,279)
Payments to Acquire Property, Plant, and Equipment									5,331	3,641	12,959
segment [Member]
Segment Reporting Information [Line Items]
Net sales									242,330	214,105	210,753
Depreciation									14,384	14,815	13,997
AmortizationExpenseWithoutDistributorConversion									4,674	2,471	2,412
Operating Income (Loss)									(34,661)	2,178	32,715
InventoryStepUpAmortizationExpense									777	160	32
DistributorConversionCharges									3,734	2,973	5,280
United States Government Inquiry Expense											12,920
Asset Impairment Charges		208,529
Payments for Legal Settlements										(15,000)
Management Changes										430	2,018
Business Combination, Acquisition Related Costs, Transition Costs									34,505	1,798	13,199
Interest Expense Income, Net									16,040	10,113	6,381
Other Nonoperating Income (Expense)									(67,843)	5,089	4,241
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									(230,403)	(3,385)	(11,356)
Payments to Acquire Property, Plant, and Equipment									$ 25,790	$ 11,118	$ 28,027